Share-Based Payment	12 Months Ended
Dec. 31, 2024
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Share-Based Payment
29.
Share-based payment

Set out below are summaries of RSUs, PSUs and stock option for 2024 and 2023:

	2024		2023
	Average		Average
	exercise price	Number of	exercise price	Number of
	(U.S. Dollars)	options and RSUs and PSUs	(U.S. Dollars)	options and RSUs
At the beginning of the year	6.86	6,962,302	8.30	3,534,561
Granted during the year	1.76	2,446,559	5.53	4,340,239
Exercised during the year	0.50	(1,067,176)	2.25	(663,897)
Cancelled during the year	0.00	(4,158)	—	—
Forfeited during the year	13.96	(829,686)	14.06	(248,601)
At the end of the year	5.32	7,507,841	6.86	6,962,302
Vested and exercisable at the end of the year	8.73	1,167,552	7.03	704,006

No options expired during the periods covered in the above table.

As of December 31, 2024, the Group has 180,000 PSUs (2023 - 200,000), 4,546,071 RSUs (2023 - 3,397,042) and 2,781,770 Stock Options (2023 - 3,365,260) outstanding.

As of December 31, 2024, total compensation expense of the plans was USD 23,780 (2023 - USD 11,922).

Fair value of shares granted

dLocal estimates share-based payment transactions and warrant agreements using the most appropriate valuation model and underlying assumptions, which depend on the terms and conditions of the grant and the information available at the grant date.

The Group uses certain methodologies to estimate fair value of the options and warrants granted which include the following:

•
Estimation of fair value based on equity transactions with third parties close to the grant date.
•
Other valuation techniques including option pricing models such as Black-Scholes.
•
Expected exercise: Represents the period in which the compensation related to the Option Plan should remain outstanding and was based on the average of the earliest date at which an option could be exercised which is the end of the vesting period and the date of the contractual life.
•
Expected volatility: Expected volatility between 60% and 55% using historical and implied stock price volatility from guideline companies, adjusted for size and leverage.

These estimates also require determination of the most appropriate inputs to the valuation models including assumptions regarding the expected life of a share option and warrants and expected volatility of the price of the Group’s shares. The expected price volatility is based on the historic volatility (based on the remaining life of the options), adjusted for any expected changes to future volatility based on publicly available information.